Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information Disclosure [Abstract]
Schedule Of Condensed Financial Information For An Accumulation Unit Of The Account [Table Text Block]	Selected condensed financial information for an Accumulation Unit of the Account is presented below. Per Accumulation Unit data is calculated on average units outstanding.

	Years Ended December 31,
	2014	2013	2012	2011	2010
Per Accumulation Unit data:
Rental income	$15.862	$15.313	$16.345	$17.224	$19.516
Real estate property level expenses and taxes	7.788	8.112	9.059	8.640	9.987

Real estate income, net	8.074	7.201	7.286	8.584	9.529
Other income	3.459	2.759	2.178	2.143	2.214

Total income	11.533	9.960	9.464	10.727	11.743
Expense charges(1)	2.880	2.672	2.562	2.390	2.167

Investment income, net	8.653	7.288	6.902	8.337	9.576
Net realized and unrealized gain on investments and mortgage loans payable	27.868	19.015	18.013	20.144	16.143

Net increase in Accumulation Unit Value	36.521	26.303	24.915	28.481	25.719
Accumulation Unit Value:
Beginning of period	298.872	272.569	247.654	219.173	193.454

End of period	$335.393	$298.872	$272.569	$247.654	$219.173

Total return	12.22%	9.65%	10.06%	12.99%	13.29%
Ratios to Average net Assets:
Expenses(1)	0.89%	0.92%	0.95%	0.98%	1.09%
Investment income, net	2.68%	2.50%	2.55%	3.42%	4.84%
Portfolio turnover rate:
Real estate properties(2)	6.5%	2.1%	10.2%	3.0%	1.0%
Marketable securities(3)	15.9%	8.4%	21.9%	3.4%	19.2%
Accumulation Units outstanding at end of period (in millions):	57.9	55.3	53.3	53.4	48.1
Net assets end of period (in millions)	$19,829.0	$16,907.9	$14,861.1	$13,527.2	$10,803.1

(1)

Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account level expenses and exclude real estate property level expenses which are included in real estate income, net.

(2)

Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and limited partnership investments) by the average value of the portfolio of real estate investments held during the period.

(3)

Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.